Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories
8.	Inventories

(a)	This caption is made up as follows:

	2024	2023
	S/(000)	S/(000)

Goods and finished products	18,234	16,488
Work in progress	221,837	173,569
Raw materials	254,141	329,598
Packages and packing	3,441	3,944
Fuel	3,552	3,899
Spare parts and supplies	259,601	251,006
Inventory in transit	13,191	12,570
	773,997	791,074

(b)	As of December 31, 2024 and 2023, the amount of the provision for inventory obsolescence amounts to S/33,880,000 and S/27,525,000, respectively. In the years 2024 and 2023, the net effect of recoveries and write-offs recognized in the consolidated statement of profit or loss for S/6,418,000 and S/2,956,000, respectively.